100 Summer Street 7th Floor, Mail Stop: SUM0703 Boston, MA 02111

August 4, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP and Transamerica Managed Risk – Growth ETF VP, each separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on July 27, 2017.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel
State Street Bank and Trust Company